CAPITAL STOCK AND RESERVES (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands								12 Months Ended
	May 29, 2024	Sep. 29, 2023	Aug. 19, 2022	Jul. 18, 2022	Jul. 06, 2022	Jun. 24, 2021	Feb. 24, 2021	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
IfrsStatementLineItems [Line Items]
Maximum aggregate offering price							$ 50,000
Issuance and sales, shares						1,150,000
Gross proceeds from stock						$ 26,500
Resale of ordinary shares			$ 30,000
Sale of shares			94,508
Shares issued								9,400
Number of prefunded share warrant purchase		1,187,895
Prefunded warrant purchase price		$ 1.899
Gross proceeds from warrant		$ 6,000								$ 105
Cash fund, description								The Sales Agreement permits the Company to sell in an ATM program up to $50 million of ordinary shares from time to time. The sales under the prospectus will be deemed to be made pursuant to an ATM program as defined in Rule 415(a)(4) promulgated under the Securities Act.
Number of shares sold										90,888
Gross proceeds from stock sold										$ 2,600
Net proceeds from stock sold										$ 2,500
Number of shares exchanged				1,070,000
Minority interest, percentage				21.68%
Number of ordinary share issued					94,508
Public float								$ 75,000
Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 0.001
HC Wainwright [Member]
IfrsStatementLineItems [Line Items]
Shares issued		1,970,000
Purchase price		$ 1.90
Tarus Therapeutics Inc [Member]
IfrsStatementLineItems [Line Items]
Number of shares sold								2,425,999
Lincoln [Member]
IfrsStatementLineItems [Line Items]
Number of shares sold									480,000
Net proceeds from sale									$ 2,000
ATM [Member]
IfrsStatementLineItems [Line Items]
Number of shares sold								186,604	166,145	90,888
Gross proceeds from stock sold										$ 2,600
Net proceeds from stock sold										$ 2,500
Net proceeds from sale								$ 700	$ 900